Other non-current assets	12 Months Ended
Dec. 31, 2017
Other non-current assets
Other noncurrent assets

10. Other non‑current assets

At December 31, 2017 other non‑current assets of $25 million (2016: $21 million) include $10 million (2016: $6 million) relating to the Group’s investment in its joint ventures.